Investments	12 Months Ended
Dec. 31, 2019
Investments
Investments

5. Investments

(a) Short-term Investments

As of December 31, 2018 and 2019, the Company’s short-term investments are comprised of investments in wealth management products issued by financial institutions, which contain a variable interest rate. To estimate the fair value of short-term investments, the Company refers to the quoted rate of return provided by financial institutions at the end of each year using discounted cash flow method. The Company classifies the valuation techniques that use these inputs as level 2 of fair value measurement.

For the years ended December 31, 2017, 2018 and 2019, the Group recognized investment income related to short-term investments of RMB2,265, RMB5,256 and RMB8,698 in the consolidated statements of comprehensive income, respectively.

(b) Long-term Investments

The Group’s equity investments are reported in long-term investments in the consolidated balance sheets.

The Group’s long-term investments consisted of the follows:

	Equity
	investments
	without readily
	determinable	Equity method
	fair values	investments	Total
	RMB	RMB	RMB
Balance as of January 1, 2018	5,663	—	5,663
Additions	9,150	—	9,150
Balance as of December 31, 2018	14,813	—	14,813
Balance as of January 1, 2019	14,813	—	14,813
Additions	21,692	13,475	35,167
Impairment	(4,000)	—	(4,000)
Balance as of December 31, 2019	32,505	13,475	45,980

Equity investments without readily determinable fair values

In October 2016, the Group completed its investment in Shanghai Xingying Medical Technology Co., Ltd (“Xingying”), and obtained its 10% equity interest with certain substantial preferential rights. Total consideration for the investment in Xingying was RMB4,000 with a combination of RMB1,000 in cash and RMB3,000 in the form of information services. Investment was accounted for under the cost method as the investment is not ordinary share or in-substance ordinary share and had no readily determinable fair value.

In October 2017, the Group invested in First BCC Plastic Surgery Hospital (“First BCC”) by purchasing 1% of its equity interest, with a total cash consideration of RMB1,663. The investment was accounted for under the cost method as the Group had no significant influence over the investee and had no readily determinable fair value.

Effective January 1, 2018, with the adoption of ASU 2016‑01, the Group elects to use the measurement alternative to account for these equity investments without readily determinable fair value and therefore carries these investments at cost adjusted for changes from observable transactions for identical or similar investments of the same investee, less impairment. No initial adoption adjustment was recorded for these instruments since the guidance is required to be applied prospectively for securities measured using the measurement alternative. There is no adjustment to the cost of the equity investments in Xingying and First BCC for the year ended December 31, 2018.

In October 2018, the Group invested in Chengdu Zhisu Medical Management Company Limited (“Chengdu Zhisu”) by purchasing 16% of its equity interest with certain substantial preferential rights. The total cash consideration for the investment was RMB4,000 in cash. In September 2019, the Group additionally acquired Chengdu Zhisu’s newly issued ordinary shares by paying the cash consideration of RMB4,250. After the subsequent investment in 2019, the Group held approximately 16% of its issued and outstanding shares. The investment was accounted for under the measurement alternative defined as cost less impairments, adjusted by observable price changes in accordance with ASU 2016‑01 as the shares invested by the Company are not considered as in-substance common stock and the shares do not have readily determinable fair values.

In November 2018, the Group invested in Beijing Mevos Management Consulting Company Limited (“Beijing Mevos”) by purchasing 11.11% of its equity interest with certain substantial preferential rights. The total cash consideration for the investment was RMB5,150 in cash. The investment was accounted for under the measurement alternative defined as cost less impairments, adjusted by observable price changes in accordance with ASU 2016‑01 as the shares invested by the Company are not considered as in-substance common stock and the shares do not have readily determinable fair values.

In April 2019, the Group completed the investment in Beijing Yicai Health Management Consulting Co., Ltd. by purchasing 35% of its equity interest with certain substantial preferential rights. The total cash consideration for the investment was RMB17,500. The investment was accounted for under the measurement alternative defined as cost less impairments, adjusted by observable price changes in accordance with ASU 2016-01 as the shares invested by the Company are not considered as in-substance common stock and the shares do not have readily determinable fair values.

For the years ended December 31, 2018 and 2019, there is no adjustment to the cost of equity investments accounted for using measurement alternative.

As of December 31, 2018 and 2019, the aggregate carrying value of the equity investments accounted for using measurement alternative were RMB14,813 and RMB32,505, respectively.

Equity investments without readily determinable fair values(continued)

The Group assesses the existence of indicators for other-than-temporary impairment of the investments by considering factors including, but not limited to, current economic and market conditions, the operating performance of the entities including current earnings trends and other entity-specific information. In 2017, 2018 and 2019, based on the Group’s assessment, an impairment charge of nil,  nil and RMB4,000 was recognized in the consolidated financial statements, respectively, against the carrying value of the investment due to significant deterioration in earnings or unexpected changes in business prospects of the investees as compared to the original investment.

Equity method investments

The Company and an investor set up So-Young Medical Cosmetology (Beijing) Management Consulting Co., Ltd. (“Medical Cosmetology”) in May 2016. The Company owns 70% equity interest in Medical Cosmetology. The Company determined that Medical Cosmetology was not a variable interest entity under ASC Topic 810, “Consolidation” (“ASC 810) and evaluated for consolidation under the voting interest model. Because of substantive participating rights of the 30% equity investor, including the approval of material operating decisions such as appointment of key management and determination of key management’s compensation, the Group does not have unilateral control over this investment. Therefore, the Group does not consolidate Medical Cosmetology but accounts for it using equity method in accordance with ASC 323, Investments—Equity Method and Joint Ventures. Medical Cosmetology terminated the operation in 2018 and liquidated in March 2019.

In October 2019, the Group invested in Beijing Sharing New Medical Technology Co., Ltd. by purchasing 49% of its equity interest. The total cash consideration for the investment was RMB13,475. The investment was accounted for using equity method as the Group can exercise significant influence on the investee.

In accordance with Rule 4-08(g) of Regulation S-X, the Group summarized condensed financial information for all of its equity method investments as a group as follows:

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Total revenues	33,035	17,042	—
Gross profit	20,948	10,893	—
Loss from operations	(11,852)	(5,778)	—
Net (loss)/earnings	(14,631)	(2,108)	8,280

	As of December 31,
	2018	2019
	RMB	RMB
Current assets	2,216	7,509
Non-current assets	—	20,000
Current liabilities	13,429	—
Total shareholders’ (deficit)/equity	(11,213)	27,509